Basis of Preparation	12 Months Ended
Dec. 31, 2020
Basis of Preparation.
Basis of Preparation

2     Basis of Preparation

(a)Statement of compliance

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by IASB.

The Financial Statements were approved for issue by the Board of Directors on March 21, 2021.

(b)Basis of measurement

The Consolidated Financial Statements have been prepared on the historical cost basis except for the following assets and liabilities, that are measured as disclosed in Note 3 below:

•	Financial instruments measured at fair value through profit or loss.
•	Financial instruments measured at fair value through other comprehensive income.
•	Non-current assets classified as held-for-sale
•	Provisions
•	Assets and liabilities in respect of employee benefits
•	Investments in associates

(c)Use of estimates and judgements

The preparation of Financial Statements in conformity with IFRSs requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. In respect of estimates related to determination of fair value, please also refer to Note 4.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Information about accounting estimates and judgments made by management in the application of IFRSs that have significant effect on the Financial Statements and / or with a significant risk of material adjustment in future periods, are discussed in Note 4.

(d)Functional and presentation currency

These Consolidated Financial Statements are presented in United States dollars, which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

(e)Operating cycle

The normal operating cycle of the Company is not longer than one year.

(f)Changes in accounting policies

Amendment to IAS 37, Provisions, Contingent Liabilities and Contingent Assets:

According to the amendment, when assessing whether a contract is onerous, the costs of fulfilling a contract that should be taken into consideration are costs that relate directly to the contract, comprised of: (i) incremental costs, and (ii) an allocation of other costs that relate directly to fulfilling the contract.

The amendment is effective retrospectively for annual periods beginning on or after January 1, 2022, in respect of contracts where the entity has not yet fulfilled all its obligations. Upon application of the amendment, the Group will not restate comparative data, but will adjust the opening balance of retained earnings at the date of initial application, by the amount of the cumulative effect of the amendment. The Group is at initial stages of assessing the effects of the amendment on its financial statements.

IFRS 16, Leases:

As from January 1, 2019 the Company initially applies International Financial Reporting Standard 16, which replaces IAS 17 (Leases) and its related interpretations regarding lease arrangements. For lessees, the standard presents a unified model for the accounting treatment of most leases according to which the lessee has to recognize an asset and a liability in respect of the lease in its financial statements — see also Note 3(e)(ii).

The Company chose to adopt IFRS 16 using the modified retrospective approach (i.e. without restating its comparative figures), as well as to apply the optional expedients with respect to; short-term leases (including leases with remaining period on adoption date of up to 12 months), determining the discounting rate considering the remaining lease period of a portfolio of leases with similar characteristics (the weighted average of discounting rates applied on adoption date was 19.0%), retaining the definition of a lease under IAS17 with respect to leases outstanding as of adoption date, including non-lease components in the accounting of lease arrangements and assessing whether a contract is onerous in accordance with IAS 37 (Provisions, contingent liabilities and contingent assets) immediately before the date of initial application, instead of assessing impairment of right-of-use assets. The adoption did not affect the Company’s retained earnings.